Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
20.	Commitments and Contingencies
The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.
In March 2021, the Founder of the Company who, as one of the nominee shareholders, holds

99
% equity interest of Zongqing Xiangqian, received a letter regarding a claim brought by an individual against him, alleging that he enjoyed a right to
1.25
% of the equity interest in Zongqing Xiangqian held by the Founder as his nominee after Zongqing Xiangqian’s equity financing in
2017
. As of the date of this report, the Founder has not received any court notification regarding such claim. Based on the PRC litigation counsel’s advice to the Company and the Founder, there are meritorious defenses to such claims. As of the date of this report, as advised by its PRC legal counsel, the Group cannot reasonably predict the outcome related to the above claim and there can be no assurance that the Founder will be able to prevail in the claim.
In the event the alleging party were able to prevail in this claim for the alleged equity interest in Zongqing Xiangqian and the Founder must transfer the relevant equity interest of Zongqing Xiangqian to the alleging party and the alleging party does not become a party to the VIE agreements, it would not affect the performance of the VIE agreements that are currently in place which enable the Company to consolidate Zongqing Xiangqian as its primary beneficiary. In addition, the Company would need to recognize a non-controlling
interest relating to the alleged equity interest of Zongqing Xiangqian and the operation results attributable to the Company will be diluted as a result of the decrease in the ownership of Zongqing Xiangqian. Based on the financial position and operating results of Zongqing Xiangqian, the Company does not expect the decrease in its ownership of Zongqing Xiangqian would have a material adverse impact on its consolidated financial statements.
On September 14, 2021, a complaint (case No. l:21-cv-07683-VSB) was filed in the U.S. District Court for the Southern District of New York (the “Court”) against the Group, certain executives and directors of the Group, the Group’s authorized process agent in the U.S, and the underwriters of the Group’s initial public offering. The action allege that defendants made misstatements and omissions in connection with the Group’s initial public offering in May 2021 in violation of the federal securities laws. On December 8, 2021, the Court appointed a lead plaintiff and approved a lead plaintiff counsel. On February 21, 2022, the lead plaintiff filed an amended complaint. On April 22, 2022, the parties completed briefing on Defendants’ Motion to Dismiss the State Court Action, and a decision is currently pending. The action remains in preliminary stages. The Group is defending against the action vigorously.